CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	May 15, 2014	Dec. 31, 2014	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (6,426,866)	$ (2,752,646)			$ (19,231,890)
Adjustments to reconcile net loss to net cash (used in) provided from operating activities:
Depreciation and Amortization	1,707,406	1,107,189			4,554,949
Interest accretion on landfill liabilities	45,176	0			0
Amortization of capitalized loan fees & debt discount	413,639	0			0
Unrealized gain on swap agreement	0	(3,072)			(40,958)
Unrealized gain on derivatives	(180,000)	0			1,664,213
Stock issued to vendors for services	778,985	260,325			830,970
Stock issued to employees as incentive compensation	3,545,422	1,486,265			7,356,180
Loss on extinguishment of debt	0	0			1,899,161
Loss from proportionate share of equity investment	2,105	0			70,347
Loss on disposal of equipment	1,451	0			21,851
Changes in working capital items net of acquisitions:
Accounts receivable, net of allowance	(306,115)	143,253			325,322
Prepaid expenses and other current assets	(2,291)	(89,989)			(71,247)
Due to Here to Serve Holding Corp.					0
Deposits					(2,651)
Accounts payable and accrued expenses	188,546	122,276			642,797
Deferred compensation	40,250	170,000			267,380
Deferred revenue	133,671	30,927			(112,361)
Derivative liability					0
Other current liabilities	0	(340,044)			0
Net cash (used in) provided from operating activities	(58,621)	134,484			(1,825,937)
Cash flows from investing activities:
Landfill additions / ARO adjustments	(29,669)	0
Cash portion paid for acquisition	0	0			(22,667,862)
Purchased capitalized software	0	0			0
Acquisition of property, plant and equipment	(2,436,439)	(295,913)			(1,280,011)
Purchased software	0	0			0
Purchases of short-term investments	(1,947,127)	0			0
True up related to acquisition	245,222	0			0
Proceeds from sale of property, plant and equipment	46,975	0			79,737
Net cash used in investing activities	(4,121,038)	(295,913)			(23,868,136)
Cash flows from financing activities:
(Repayments) borrowings on notes due related parties	0	0			(134,785)
Member distributions	0	0			0
Proceeds from loans	2,150,000	0			52,207,716
Payments for purchase of treasury stock	0	0			0
Increase in capitalized loan fees	0	0			(1,395,903)
Proceeds from issuance of common stock	1,100,000	0			0
Principle payments on notes payable	(33,567)	(489,286)			(21,016,907)
Proceeds from line of credit	0	750,000			(1,675,160)
Net cash provided from financing activities	3,216,433	260,714			27,984,961
Net change in cash	(963,226)	99,285			2,290,888
Beginning cash	2,729,795	438,907			438,907
Ending Cash	1,766,569	538,192		$ 438,907	2,729,795
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	997,341	272,840			1,374,497
Cash paid for taxes	0	0			0
Supplemental Non-Cash Investing and Financing Information:
Disposition of capitalized software in exchange for equal value of equity in acquiring entity	0	434,532			0
Stock as consideration in acquisition	0	0			2,625,000
Stock for cancellation of warrants	0	0			2,400,000
Stock in exchange for forgiveness of debt	0	0			318,927
Contingent liability in conjunction with acquisition	0	0			1,000,000
Debt forgiveness by related party in connection with recapitalization	0	0			0
Convertible promissory note issued for acquisition	$ 0	0			1,250,000
Successor
Cash flows from operating activities:
Net loss				(2,656,742)
Adjustments to reconcile net loss to net cash (used in) provided from operating activities:
Depreciation and Amortization				2,864,985
Interest accretion on landfill liabilities				0
Amortization of capitalized loan fees & debt discount				0
Unrealized gain on swap agreement				0
Unrealized gain on derivatives				0
Stock issued to vendors for services				0
Stock issued to employees as incentive compensation				0
Loss on extinguishment of debt				0
Loss from proportionate share of equity investment				0
Loss on disposal of equipment				20,830
Changes in working capital items net of acquisitions:
Accounts receivable, net of allowance				43,843
Prepaid expenses and other current assets				(140,307)
Due to Here to Serve Holding Corp.				376,585
Deposits				0
Accounts payable and accrued expenses				431,328
Deferred compensation				243,000
Deferred revenue				51,778
Derivative liability				40,958
Other current liabilities				932,135
Net cash (used in) provided from operating activities				2,208,392
Cash flows from investing activities:
Cash portion paid for acquisition				0
Purchased capitalized software				(60,512)
Acquisition of property, plant and equipment				(1,407,251)
Purchased software				(13,920)
Purchases of short-term investments				0
True up related to acquisition				0
Proceeds from sale of property, plant and equipment				0
Net cash used in investing activities				(1,481,682)
Cash flows from financing activities:
(Repayments) borrowings on notes due related parties				123,333
Member distributions				0
Proceeds from loans				0
Payments for purchase of treasury stock				(230,000)
Increase in capitalized loan fees				0
Proceeds from issuance of common stock				0
Principle payments on notes payable				(791,667)
Proceeds from line of credit				590,000
Net cash provided from financing activities				(308,334)
Net change in cash				418,376
Beginning cash		$ 438,907		20,531	$ 438,907
Ending Cash			$ 20,531	438,907
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest				348,136
Cash paid for taxes				0
Supplemental Non-Cash Investing and Financing Information:
Disposition of capitalized software in exchange for equal value of equity in acquiring entity				0
Stock as consideration in acquisition				0
Stock for cancellation of warrants				0
Stock in exchange for forgiveness of debt				0
Contingent liability in conjunction with acquisition				0
Debt forgiveness by related party in connection with recapitalization				1,406,431
Convertible promissory note issued for acquisition				0
Predecessor
Cash flows from operating activities:
Net loss			271,063
Adjustments to reconcile net loss to net cash (used in) provided from operating activities:
Depreciation and Amortization			510,263
Interest accretion on landfill liabilities			0
Amortization of capitalized loan fees & debt discount			0
Unrealized gain on swap agreement			0
Unrealized gain on derivatives			0
Stock issued to vendors for services			0
Stock issued to employees as incentive compensation			0
Loss on extinguishment of debt			0
Loss from proportionate share of equity investment			0
Loss on disposal of equipment			0
Changes in working capital items net of acquisitions:
Accounts receivable, net of allowance			(153,443)
Prepaid expenses and other current assets			66,176
Due to Here to Serve Holding Corp.			0
Deposits			0
Accounts payable and accrued expenses			133,219
Deferred compensation			0
Deferred revenue			(32,360)
Derivative liability			0
Other current liabilities			0
Net cash (used in) provided from operating activities			794,918
Cash flows from investing activities:
Cash portion paid for acquisition			0
Purchased capitalized software			0
Acquisition of property, plant and equipment			(170,886)
Purchased software			0
Purchases of short-term investments			0
True up related to acquisition			0
Proceeds from sale of property, plant and equipment			0
Net cash used in investing activities			(170,886)
Cash flows from financing activities:
(Repayments) borrowings on notes due related parties			0
Member distributions			(585,000)
Proceeds from loans			0
Payments for purchase of treasury stock			0
Increase in capitalized loan fees			0
Proceeds from issuance of common stock			0
Principle payments on notes payable			(449,499)
Proceeds from line of credit			0
Net cash provided from financing activities			(1,034,499)
Net change in cash			(410,467)
Beginning cash			1,461,372	$ 1,050,905
Ending Cash			1,050,905
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest			52,559
Cash paid for taxes			0
Supplemental Non-Cash Investing and Financing Information:
Disposition of capitalized software in exchange for equal value of equity in acquiring entity			0
Stock as consideration in acquisition			0
Stock for cancellation of warrants			0
Stock in exchange for forgiveness of debt			0
Contingent liability in conjunction with acquisition			0
Debt forgiveness by related party in connection with recapitalization			0
Convertible promissory note issued for acquisition			$ 0